Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Effect of mechanisms to offset exposure (Details) - Counterparty risk [member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Collateralised derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivatives (net)	€ (520)	€ 144	€ (455)
Fair value of derivative assets	283	570	383
Fair value of derivative liabilities	(803)	(426)	(838)
Amount of cash collateral paid/(received)	611	(138)	471
Amount of cash collateral paid	642	123	553
Amount of cash collateral received	(31)	(261)	(82)
Residual exposure to counterparty risk	91	7	16
Non collateralised derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivatives (net)	10	(6)	(5)
Fair value of derivative assets	11	3	2
Fair value of derivative liabilities	€ (1)	€ (10)	€ (7)